FINANCIAL INSTRUMENTS AND CAPITAL MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about foreign currency risk [Table Text Block]
	2017	2016
Expressed in foreign currencies	CND$	CND$
Cash and cash equivalents	30	1
Accounts receivable	228	282
Accounts payable and accrued liabilities	(213)	(312)
Balance sheet exposure	45	(29)

Disclosure of detailed information about exposed foreign currency risk [Table Text Block]
	2017	2016
December 31, reporting date rate	1.2545	1.3427
YTD average USD to CAD	1.2986	1.3253